Property and Equipment (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Beginning balance	$ 43,825	$ 12,365
Addition	56,767	31,460
Ending balance	100,592	43,825
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	39,604	12,082
Addition	17,159	27,522
Ending balance	56,763	39,604
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	4,221	283
Addition	1,997	3,938
Ending balance	6,218	4,221
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance
Addition	37,611
Ending balance	$ 37,611